Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Summary Of Significant Accounting Policies Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 1	$ 410,012
Summary Of Significant Accounting Policies Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 2	52,145
Summary Of Significant Accounting Policies Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 3	156,496
Summary Of Significant Accounting Policies Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 4	141,360
Summary Of Significant Accounting Policies Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 5	566,508
Summary Of Significant Accounting Policies Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 6	$ 193,505